SunAmerica Asset Management, LLC Harborside 5 185 Hudson Street, Suite 3300 Jersey City NJ 07311

(201)324-6378 (201)324-6364 Fax Edward.Gizzi @AIG.com

Edward Gizzi Assistant General Counsel

March 13, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                     SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”)

Registration File No. 333-32798

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

The exhibits mirror the risk/return summary information in the supplement dated March 8, 2019 to the Portfolio’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on April 30, 2018 (SEC Accession No. 0001193125-19-068980).

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi